Cumulative net loss due to settlement of derivative financial instruments	12 Months Ended
Dec. 31, 2018
Cumulative Net Loss Due To Settlement Of Derivative Financial Instruments
Cumulative net loss due to settlement of derivative financial instruments

26.       Cumulative net loss due to settlement of derivative financial instruments

As indicated in note 1.1, the Company decided to settle part of the financial instruments it held for hedging purposes in advance. This amount corresponds to the difference in exchange maintained in other comprehensive income until the settlement date for the amount to S/34,887,000.